Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Summary of Weighted-Average Outstanding Shares
The following weighted-average outstanding shares of potentially dilutive securities were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been anti-dilutive:

	2022	2021
Public Stockholders’ warrants	10,350,000	—
Private Placement warrants	5,738,000	—
PIPE Investor warrants	700,000	—
SeaStar warrants	69,714	69,714
Options to purchase common stock	244,792	345,773
Restricted stock units	298,389	—

Total	17,400,895	415,487

Summary of Weighted Average Shares Outstanding for Basic and Diluted Net Loss Per Share	As the Business Combination and related transactions are being reflected as if they had occurred at the beginning of the period presented, the calculation of weighted average shares outstanding for basic and diluted net loss per share assumes that the shares issued in connection with the Business Combination have been outstanding for the entire period presented.

Year Ended December 31:	2022	2021
Net loss	$(23,013)	$(4,596)
Weighted average shares outstanding—basic	8,211,256	7,238,767
Basic net loss per share	$(2.80)	$(0.63)
Weighted average shares outstanding—diluted	8,211,256	7,238,767
Diluted net loss per share	$(2.80)	$(0.63)